2012 Incentive compensation plan - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012 Y	Jun. 06, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock repurchased by the company, shares		830,925		830,925
Number of shares granted under SAR Award Agreement			543,872
Common stock, market value per share		$ 22.07
Valuation dates of common stock under SAR award agreement, description		Commence after May 30, 2012 and prior to May 30, 2022
SAR award expiration period from grant date		10
Expected term		6 years
Risk-free interest rate	0.92%
Dividend yield		$ 0
Anticipated volatility factor and zero dividend yield		55.00%
Discount on valuation of trading activity			15.00%
Resulting fair value of each SAR per share		$ 3.31
Service period		1 year 9 months 11 days
Expenses for the SAR granted		500,000
Total unrecognized compensation cost		$ 1,300,000
Expected period of recognition of cost		3 years
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock repurchased by the company, shares		830,925